Allowance for Loan Losses - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 TDRs	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Receivables [Abstract]
Allowance for loans receivable	$ 35,537	$ 45,873	$ 41,667	$ 81,713
Ratio of allowance for loan losses to gross loans held-for-investment	1.66%	2.02%	1.82%
Loan not considered as impaired	Less than 90 days
Number of impaired loans classified as TDR	3
Commitment to lend additional funds	$ 100,000
Number of TDR agreements	0